Trade and other receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables

15. Trade and other receivables

Trade and other receivables of $10.2 million at December 31, 2024, have increased by $0.2 million since June 30, 2024, mainly due to an increase in prepayments in Tembo Australia.

17. Trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current receivables
Trade receivables	-	1,649	3,866
Contract assets	254	893	694
Other current assets	67	66	-
Prepayments	79	277	787
Other receivables	9,644	4,027	3,055
Deposits	-	-	504
Current tax receivable	-	175	182
Total	10,044	7,087	9,088

Other receivables at June 30, 2024 includes receivable from investor amounting to $10.0 million representing their subscription investment into Tembo, of which $8.7 million was not yet paid. The corresponding shares related to this have not yet been issued and as such classified in “Shares to be issued” under Trade and other payables in the Consolidated Statement of Financial Position. Other receivables also include a receivable from our transfer agent Chardan Capital Markets for ATM issuance proceeds which were only credited to the Group’s account on July 1, 2024.

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Trade receivables	-	1,649	3,866
Less: credit note provision	-	-	-
Total	-	1,649	3,866

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australia	-	1,451	2,684
Netherlands	-	198	1,182
Total	-	1,649	3,866

The aging of the trade receivables, net of provisions is:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
0-90 days	-	1,410	3,306
Greater than 90 days	-	239	560
Total	-	1,649	3,866